Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories

(CHF in millions)	12/31/2023	12/31/2022

Shoes	321.4	344.7
Apparel	34.5	43.5
Accessories	8.0	8.3
Other	—	0.2
Allowances	(7.4)	(1.1)
Inventories	356.5	395.6